Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	02/01/18 - 02/28/18
Interest Accrual Period	02/15/18 - 03/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/18	563,609,500.47	24,175
Yield Supplement Overcollateralization Amount 01/31/18	30,636,691.21	0
Receivables Balance 01/31/18	594,246,191.68	24,175
Principal Payments	14,502,632.86	238
Defaulted Receivables	1,049,480.19	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	29,514,502.65	0
Pool Balance at 02/28/18	549,179,575.98	23,893

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.11%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,585,541.16	151
Past Due 61-90 days	1,515,933.34	62
Past Due 91-120 days	175,870.45	12
Past Due 121+ days	0.00	0
Total	5,277,344.95	225

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.91%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	778,772.64
Aggregate Net Losses/(Gains) - February 2018	270,707.55
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.55%
Prior Net Losses Ratio	0.83%
Second Prior Net Losses Ratio	1.17%
Third Prior Net Losses Ratio	0.60%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	11,258,181.31
Actual Overcollateralization	11,258,181.31
Weighted Average APR	3.42%
Weighted Average APR, Yield Adjusted	5.58%
Weighted Average Remaining Term	61.01

Flow of Funds	$ Amount

Collections	16,913,078.37
Investment Earnings on Cash Accounts	17,506.82
Servicing Fee	(495,205.16)
Transfer to Collection Account	0.00
Available Funds	16,435,380.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	807,118.27
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,450,095.27
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	5,155,157.74

Total Distributions of Available Funds	16,435,380.03

Servicing Fee	495,205.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 02/15/18	548,371,489.94
Principal Paid	10,450,095.27
Note Balance @ 03/15/18	537,921,394.67

Class A-1
Note Balance @ 02/15/18	5,691,489.94
Principal Paid	5,691,489.94
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2a
Note Balance @ 02/15/18	125,000,000.00
Principal Paid	2,379,302.67
Note Balance @ 03/15/18	122,620,697.33
Note Factor @ 03/15/18	98.0965579%

Class A-2b
Note Balance @ 02/15/18	125,000,000.00
Principal Paid	2,379,302.66
Note Balance @ 03/15/18	122,620,697.34
Note Factor @ 03/15/18	98.0965579%

Class A-3
Note Balance @ 02/15/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	229,000,000.00
Note Factor @ 03/15/18	100.0000000%

Class A-4
Note Balance @ 02/15/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	52,030,000.00
Note Factor @ 03/15/18	100.0000000%

Class B
Note Balance @ 02/15/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	11,650,000.00
Note Factor @ 03/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	830,127.02
Total Principal Paid	10,450,095.27
Total Paid	11,280,222.29

Class A-1
Coupon	1.28000%
Interest Paid	5,666.19
Principal Paid	5,691,489.94
Total Paid to A-1 Holders	5,697,156.13

Class A-2a
Coupon	1.61000%
Interest Paid	167,708.33
Principal Paid	2,379,302.67
Total Paid to A-2a Holders	2,547,011.00

Class A-2b
One-Month Libor	1.58750%
Coupon	1.68750%
Interest Paid	164,062.50
Principal Paid	2,379,302.66
Total Paid to A-2b Holders	2,543,365.16

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2564737
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8171812
Total Distribution Amount	17.0736549

A-1 Interest Distribution Amount	0.0480186
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	48.2329656
Total A-1 Distribution Amount	48.2809842

A-2a Interest Distribution Amount	1.3416666
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	19.0344214
Total A-2a Distribution Amount	20.3760880

A-2b Interest Distribution Amount	1.3125000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	19.0344213
Total A-2b Distribution Amount	20.3469213

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/18	1,664,191.04
Investment Earnings	1,604.22
Investment Earnings Paid	(1,604.22)
Deposit/(Withdrawal)	-
Balance as of 03/15/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04